Related Party Transactions - Additional Information (Detail) - 6 months ended Jun. 30, 2015 - USD ($) $ in Millions	Total
Related Party Transaction [Line Items]
Guarantor obligations, related party disclosure	Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO.
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Guarantor obligations, related party disclosure	In addition, pursuant to the Omnibus Agreement, KNOT agreed to indemnify the Partnership for any defects in title to certain assets contributed or sold to the Partnership and any failure to obtain, prior to April 15, 2013, certain consents and permits necessary to conduct the Partnership's business, which liabilities arise within three years after the closing of the IPO on April 15, 2013.
Environmental claims indemnification deductible	$ 0.5
Environmental claims indemnification liabilities aggregate cap	$ 5.0
Initial public offering completion date	Apr. 15, 2013